LIR CASH RESERVES FUND
                             LIR LIQUID ASSETS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

        LIR Cash Reserves Fund ("Cash Reserves Fund") and LIR Liquid Assets Fund ("Liquid Assets Fund") are diversified no-load series of Mitchell Hutchins LIR Money Series, a professionally managed open-end investment company organized as a Delaware business trust ("Trust"). Each fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the funds' investment adviser, administrator and distributor.

        This Statement of Additional Information ("SAI") is not a Prospectus and should be read only in conjunction with a fund's Prospectus, dated December 22, 1999. A copy of each fund's Prospectus may be obtained by calling toll-free 1-800-647-1568. The Prospectuses contain more information about the funds. You should read a fund's Prospectus carefully before investing. This SAI is dated December 22, 1999.







                                TABLE OF CONTENTS
                                                                           PAGE

         The Funds and Their Investment Policies...................          2
         The Funds' Investments, Related Risks and Limitations.....          2
         Organization of the Trust; Trustees and Officers; Principal
            Holders of Securities..................................          8
         Investment Advisory, Administration and Distribution               16
         Arrangements..............................................
         Portfolio Transactions....................................         19
         Additional Purchase and Redemption Information; Service
            Organizations..........................................         19
         Valuation of Shares.......................................         20
         Performance Information...................................         21
         Taxes.....................................................         22
         Other Information.........................................         23




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                     THE FUNDS AND THEIR INVESTMENT POLICIES

        Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

        Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Money market instruments also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

        The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

        The funds may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

        Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar-denominated obligations of foreign issuers.

        Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The costs associated with borrowing may reduce the fund's net income. The funds may invest in the securities of other investment companies.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

        The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

        YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies


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represent their opinions as to the quality of the obligations  they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

        Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

        U.S. GOVERNMENT SECURITIES. Each fund may purchase U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

        U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Each fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act. Descriptions of certain types of short-term obligations are provided below.

        ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial


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institution to fulfill its  obligations  under a letter of credit,  guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

        VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand and may or may not be rated.

        INVESTING IN FOREIGN SECURITIES. Each fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

        CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price.

        ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectuses and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations.

        Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

        However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the


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trading,  clearance and  settlement of  unregistered  securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

        The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

        Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceed 10% of its net assets for any reason, such as a security ceasing to qualify as liquid, changes in relative market values of portfolio securities or shareholder redemptions, Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders.

        REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

        REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

        Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when a fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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        WHEN-ISSUED  AND DELAYED  DELIVERY  SECURITIES.  Each fund may  purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

        A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

        INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict a fund's investments in registered investment companies to no more than 10% of its total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

        LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

        Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

        SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, they will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to each fund's obligation or commitment under such transactions.



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

INVESTMENT LIMITATIONS OF THE FUNDS

        FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

        Each fund will not:

        (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

        (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

        The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

        (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

        (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

        The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

        (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

        (6)   purchase  or  sell  real  estate,   except  that   investments  in
securities   of  issuers  that  invest  in  real  estate  and   investments   in
mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

        Each fund will not:

        (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

        (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

        (5)   invest more than 10% of its net assets in illiquid securities.



                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
                         PRINCIPAL HOLDERS OF SECURITIES

        The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of existing or future series.

        The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
Margo N. Alexzander*+; 52         Trustee and President              Mrs.  Alexander  is chairman  (since  March
                                                                     1999),   chief  executive   officer  and  a
                                                                     director   of  Mitchell   Hutchins   (since
                                                                     January   1995),   and  an  executive  vice
                                                                     president  and a  director  of  PaineWebber
                                                                     (since  March  1984).  Mrs.   Alexander  is
                                                                     president  and a director  or trustee of 32
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

Richard Q. Armstrong; 64               Trustee                       Mr.  Armstrong is chairman and principal of
R.Q.A. Enterprises                                                   R.Q.A.  Enterprises  (management consulting
One Old Church Road                                                  firm)  (since  April  1991  and   principal
Unit #6                                                              occupation since March 1995). Mr. Armstrong
Greenwich, CT  06830                                                 was chairman of the board,  chief executive
                                                                     officer   and   co-owner   of    Adirondack
                                                                     Beverages (producer and distributor of soft
                                                                     drinks and sparkling/still waters) (October
                                                                     1993-March  1995).  He was a partner of The
                                                                     New England  Consulting  Group  (management
                                                                     consulting  firm) (December  1992-September
                                                                     1993).  He was  managing  director  of LVMH
                                                                     U.S.  Corporation  (U.S.  subsidiary of the
                                                                     French  luxury  goods  conglomerate,  Louis
                                                                     Vuitton   Moet    Hennessey    Corporation)
                                                                     (1987-1991)  and  chairman  of its wine and
                                                                     spirits subsidiary,  Schieffelin & Somerset
                                                                     Company  (1987-1991).  Mr.  Armstrong  is a
                                                                     director   or  trustee  of  31   investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

E. Garret Bewkes, Jr. **+; 73     Trustee and Chairman of the        Mr.  Bewkes is a director  of Paine  Webber
                                     Board of Trustees               Group Inc. ("PW Group") (holding company of
                                                                     PaineWebber and Mitchell  Hutchins).  Prior
                                                                     to December 1995, he was a consultant to PW
                                                                     Group.  Prior to 1988,  he was  chairman of
                                                                     the board,  president  and chief  executive
                                                                     officer of American Bakeries  Company.  Mr.
                                                                     Bewkes is a director of Interstate Bakeries
                                                                     Corporation.  Mr.  Bewkes is a director  or
                                                                     trustee  of  35  investment  companies  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

                                                 9

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
Richard R. Burt; 52                    Trustee                       Mr. Burt is chairman of IEP Advisors,  Inc.
1275 Pennsylvania Ave., N.W.                                         (international  investments  and consulting
Washington, DC 20004                                                 firm)  (since  March 1994) and a partner of
                                                                     McKinsey & Company  (management  consulting
                                                                     firm) (since  1991).  He is also a director
                                                                     of Archer-Daniels-Midland Co. (agricultural
                                                                     commodities),  Hollinger  International Co.
                                                                     (publishing)  and  Homestake  Mining  Corp.
                                                                     (gold  mining),  vice chairman  (since July
                                                                     1999) of Anchor Gaming (provides technology
                                                                     to  gaming  and  wagering   industry)   and
                                                                     chairman  (since  April  1996)  of  Weirton
                                                                     Steel  Corp.   (makes  and  finishes  steel
                                                                     products).  He was the chief  negotiator in
                                                                     the Strategic Arms Reduction Talks with the
                                                                     former  Soviet  Union  (1989-1991)  and the
                                                                     U.S.  Ambassador to the Federal Republic of
                                                                     Germany (1985-1989). Mr. Burt is a director
                                                                     or trustee of 31  investment  companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

Mary C. Farrell**+; 50                 Trustee                       Ms. Farrell is a managing director,  senior
                                                                     investment  strategist  and  member  of the
                                                                     Investment Policy Committee of PaineWebber.
                                                                     Ms. Farrell joined PaineWebber in 1982. She
                                                                     is  a  member  of  the  Financial   Women's
                                                                     Association and Women's Economic Roundtable
                                                                     and  appears as a regular  panelist on Wall
                                                                     $treet Week with Louis  Rukeyser.  She also
                                                                     serves  on the  Board of  Overseers  of New
                                                                     York University's Stern School of Business.
                                                                     Ms.  Farrell is a director or trustee of 30
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates  serves as  investment  adviser.

Meyer Feldberg; 57                     Trustee                       Mr.  Feldberg  is  Dean  and  Professor  of
Columbia University                                                  Management   of  the  Graduate   School  of
101 Uris Hall                                                        Business,  Columbia  University.  Prior  to
New York, NY   10027                                                 1989,  he was  president  of  the  Illinois
                                                                     Institute of  Technology.  Dean Feldberg is
                                                                     also   a   director   of   Primedia,   Inc.
                                                                     (publishing),  Federated Department Stores,
                                                                     Inc.  (operator of  department  stores) and
                                                                     Revlon, Inc. (cosmetics).  Dean Feldberg is
                                                                     a  director  or  trustee  of 34  investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.


                                                 10

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
George W. Gowen; 70                    Trustee                       Mr.  Gowen is a partner  in the law firm of
666 Third Avenue                                                     Dunnington,  Bartholow  & Miller.  Prior to
New York, NY  10017                                                  May 1994,  he was a partner in the law firm
                                                                     of  Fryer,  Ross &  Gowen.  Mr.  Gowen is a
                                                                     director   or  trustee  of  34   investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

Frederic V. Malek; 63                  Trustee                       Mr.  Malek is  chairman  of Thayer  Capital
1455 Pennsylvania Ave, N.W.                                          Partners  (merchant  bank) and  chairman of
Suite 350                                                            Thayer  Hotel   Investors  II  and  Lodging
Washington, DC  20004                                                Opportunities    Fund   (hotel   investment
                                                                     partnerships).   From   January   1992   to
                                                                     November  1992, he was campaign  manager of
                                                                     Bush-Quayle  '92. From 1990 to 1992, he was
                                                                     vice  chairman  and,  from 1989 to 1990, he
                                                                     was  president of Northwest  Airlines  Inc.
                                                                     and NWA Inc.  (holding company of Northwest
                                                                     Airlines  Inc.).  Prior  to  1989,  he  was
                                                                     employed   by  the   Marriott   Corporation
                                                                     (hotels, restaurants,  airline catering and
                                                                     contract  feeding),  where he most recently
                                                                     was  an  executive   vice   president   and
                                                                     president  of Marriott  Hotels and Resorts.
                                                                     Mr.  Malek  is  also a  director  of  Aegis
                                                                     Communications,    Inc.    (tele-services),
                                                                     American    Management    Systems,     Inc.
                                                                     (management consulting and computer related
                                                                     services),  Automatic Data Processing, Inc.
                                                                     (computing  services),  CB  Richard  Ellis,
                                                                     Inc.  (real  estate  services),  FPL Group,
                                                                     Inc. (electric  services),  Global Vacation
                                                                     Group (packaged vacations), HCR/Manor Care,
                                                                     Inc. (health care), SAGA Systems,  Inc. and
                                                                     Northwest  Airlines  Inc.  Mr.  Malek  is a
                                                                     director   or  trustee  of  31   investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

                                                 11

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
Carl W. Schafer; 53                    Trustee                       Mr.  Schafer is  president  of the Atlantic
66 Witherspoon Street, #1100                                         Foundation      (charitable      foundation
Princeton, NJ  08542                                                 supporting mainly oceanographic exploration
                                                                     and  research).  He is a director  of Labor
                                                                     Ready, Inc. (temporary employment), Roadway
                                                                     Express,  Inc.  (trucking),   The  Guardian
                                                                     Group of Mutual Funds, the Harding, Loevner
                                                                     Funds,   E.I.I.  Realty  Trust  (investment
                                                                     company), Evans Systems, Inc. (motor fuels,
                                                                     convenience store and diversified company),
                                                                     Electronic  Clearing House, Inc. (financial
                                                                     transactions   processing),   Frontier  Oil
                                                                     Corporation    and    Nutraceutix,     Inc.
                                                                     (biotechnology  company).  Prior to January
                                                                     1993,  he was  chairman  of the  Investment
                                                                     Advisory  Committee  of the  Howard  Hughes
                                                                     Medical   Institute.   Mr.   Schafer  is  a
                                                                     director   or  trustee  of  31   investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

Brian M. Storms*+; 45                  Trustee                       Mr. Storms is president and chief operating
                                                                     officer of Mitchell  Hutchins  (since March
                                                                     1999).  Prior to joining Mitchell Hutchins,
                                                                     he was president of Prudential  Investments
                                                                     (1996-1999).  Prior to joining  Prudential,
                                                                     he  was a  managing  director  at  Fidelity
                                                                     Investments.  Mr.  Storms is a director  or
                                                                     trustee  of  31  investment  companies  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

Kris L. Dorr*; 35                 Vice President                     Ms.  Dorr is a first vice  president  and a
                                                                     portfolio   manager   in   the   short-term
                                                                     strategies group of Mitchell Hutchins.  Ms.
                                                                     Dorr is a vice  president of one investment
                                                                     company   for  which   Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

Elbridge T. Gerry III*; 42         Vice President                    Mr. Gerry is a senior vice  president and a
                                                                     portfolio  manager  of  Mitchell  Hutchins.
                                                                     Prior to  January  1996,  he was with J. P.
                                                                     Morgan   Private   Banking   where  he  was
                                                                     responsible for managing  municipal assets,
                                                                     including several municipal bond funds. Mr.
                                                                     Gerry   is  a  vice   president   of   five
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

                                                 12

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
John J. Lee**; 31                 Vice President and                 Mr. Lee is a vice  president  and a manager
                                  Assistant Treasurer                of the mutual fund  finance  department  of
                                                                     Mitchell Hutchins. Prior to September 1997,
                                                                     he was an audit  manager  in the  financial
                                                                     services practice of Ernst & Young LLP. Mr.
                                                                     Lee  is  a  vice  president  and  assistant
                                                                     treasurer of 32  investment  companies  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as an investment
                                                                     adviser.

Kevin J. Mahoney**; 34            Vice President and                 Mr. Mahoney is a first vice president and a
                                  Assistant Treasurer                senior  manager of the mutual fund  finance
                                                                     department  of  Mitchell   Hutchins.   From
                                                                     August 1996 through  March 1999, he was the
                                                                     manager of the mutual fund internal control
                                                                     group of  Salomon  Smith  Barney.  Prior to
                                                                     August  1996,   he  was  an  associate  and
                                                                     assistant  treasurer of BlackRock Financial
                                                                     Management  L.P.  Mr.  Mahoney  is  a  vice
                                                                     president  and  assistant  treasurer  of 32
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

Michael H. Markowitz*; 34         Vice President                     Mr. Markowitz is a first vice president and
                                                                     a  portfolio   manager  in  the  short-term
                                                                     strategies group of Mitchell Hutchins.  Mr.
                                                                     Markowitz  is  a  vice   president  of  one
                                                                     investment   company  for  which   Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.


Dennis McCauley*; 53              Vice President                     Mr.  McCauley  is a managing  director  and
                                                                     chief  investment  officer-fixed  income of
                                                                     Mitchell Hutchins.  Prior to December 1994,
                                                                     he was director of fixed income investments
                                                                     of IBM Corporation.  Mr. McCauley is a vice
                                                                     president of 22  investment  companies  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.


Kevin P. McIntyre*; 33            Vice President                     Mr.  McIntyre  is a  vice  president  and a
                                                                     portfolio manager of Mitchell Hutchins. Mr.
                                                                     McIntyre  is  a  vice   president   of  one
                                                                     investment   company  for  which   Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.


                                                 13

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
Ann E. Moran**; 42                Vice President and                 Ms. Moran is a vice president and a manager
                                  Assistant Treasurer                of the mutual fund  finance  department  of
                                                                     Mitchell  Hutchins.  Ms.  Moran  is a  vice
                                                                     president  and  assistant  treasurer  of 32
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

Dianne E. O'Donnell**; 47  Vice President and Secretary              Ms.  O'Donnell  is a senior vice  president
                                                                     and  deputy  general  counsel  of  Mitchell
                                                                     Hutchins. Ms. O'Donnell is a vice president
                                                                     and  secretary of 31  investment  companies
                                                                     and  a   vice   president   and   assistant
                                                                     secretary  of one  investment  company  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

Emil Polito*; 38                  Vice President                     Mr.  Polito is a senior vice  president and
                                                                     director  of  operations  and  control  for
                                                                     Mitchell  Hutchins.  Mr.  Polito  is a vice
                                                                     president of 32  investment  companies  for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

Susan Ryan*; 39                   Vice President                     Ms.  Ryan is a senior  vice  president  and
                                                                     portfolio  manager of Mitchell Hutchins and
                                                                     has been with Mitchell Hutchins since 1982.
                                                                     Ms.  Ryan  is  a  vice  president  of  five
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

Victoria E. Schonfeld**; 49       Vice President                     Ms.  Schonfeld  is a managing  director and
                                                                     general counsel of Mitchell Hutchins (since
                                                                     May 1994) and a senior  vice  president  of
                                                                     PaineWebber    (since   July   1995).   Ms.
                                                                     Schonfeld   is  a  vice   president  of  31
                                                                     investment  companies and a vice  president
                                                                     and secretary of one investment company for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their  affiliates  serves as  investment
                                                                     adviser.

Paul H. Schubert**; 35     Vice PResident and Treasurer              Mr. Schubert is a senior vice president and
                                                                     director   of  the  mutual   fund   finance
                                                                     department   of  Mitchell   Hutchins.   Mr.
                                                                     Schubert is a vice  president and treasurer
                                                                     of  32   investment   companies  for  which
                                                                     Mitchell  Hutchins,  PaineWebber  or one of
                                                                     their   affiliates   serves  as  investment
                                                                     adviser.


                                                 14

   NAME AND ADDRESS; AGE         POSITION WITH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------         -------------------                 ----------------------------------------
Barney A. Taglialatela**; 38      Vice President and                 Mr.  Taglialatela is a vice president and a
                                  Assistant Treasurer                manager   of  the   mutual   fund   finance
                                                                     department of Mitchell  Hutchins.  Prior to
                                                                     February  1995,  he  was a  manager  of the
                                                                     mutual  fund  finance  division  of  Kidder
                                                                     Peabody   Asset   Management,    Inc.   Mr.
                                                                     Taglialatela   is  a  vice   president  and
                                                                     assistant   treasurer   of  32   investment
                                                                     companies  for  which  Mitchell   Hutchins,
                                                                     PaineWebber  or  one  of  their  affiliates
                                                                     serves as investment adviser.

Debbie Vermann*; 41               Vice President                     Ms.  Vermann  is a  vice  president  and  a
                                                                     portfolio manager of Mitchell Hutchins. Ms.
                                                                     Vermann  is  a  vice   president  of  three
                                                                     investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

Keith A. Weller**; 38      Vice President and                        Mr.  Weller is a first vice  president  and
                           Assistant Secretary                       associate   general   counsel  of  Mitchell
                                                                     Hutchins.  Prior  to  May  1995,  he was an
                                                                     attorney in private practice. Mr. Weller is
                                                                     a vice president and assistant secretary of
                                                                     31 investment  companies for which Mitchell
                                                                     Hutchins,   PaineWebber  or  one  of  their
                                                                     affiliates serves as investment adviser.

-----------
*  This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas,  New York, New York 10019-6028.

+  Mrs.  Alexander,  Mr. Bewkes,  Ms. Farrell and Mr. Storms are "interested  persons" of the funds as defined in the Investment  Company Act of by virtue of their positions with Mitchell  Hutchins,  PaineWebber and/or
   PW Group.


        The Trust pays each board member who is not an "interested person" of the Trust $1,000 for each series annually and up to $150 per series for each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. As of December 22, 1999, board members and officers of the Trust owned no shares of either fund. Because Mitchell Hutchins performs substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

        The table below includes certain information relating to the compensation of the Trust's current board members who currently hold office with the Trust, and the compensation of those board members from all or with other PaineWebber funds during the 1998 calendar year.

                                   COMPENSATION TABLE+



                                       ESTIMATED
                                       ---------
                                       AGGREGATE
                                       ---------
                                     COMPENSATION      TOTAL COMPENSATION FROM
                                     ------------      -----------------------
       NAME OF PERSON, POSITION     FROM THE TRUST*       THE FUND COMPLEX**
       ------------------------     ---------------       ------------------

    Richard Q. Armstrong,                $8,160               $101,372
        Trustee
    Richard R. Burt,                     $8,130               $101,372
        Trustee
    Meyer Feldberg,                      $8,160               $116,222
        Trustee
    George W. Gowen,                     $8,474               $108,272
        Trustee
    Frederic V. Malek,                   $8,160               $101,372
        Trustee
    Carl W. Schafer,                     $8,160               $101,372
        Trustee
--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees estimated to be paid to each board member by the Trust during the funds' first full fiscal year of operations.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

        As of December 22, 1999, the funds had no outstanding shares.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


        INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator on behalf of each fund pursuant two separate contracts ( the "Cash Reserves Contract" and the "Liquid Assets Contract," respectively) (collectively, the "Advisory and Administration Contracts").

        Under the Cash Reserves Contract, Cash Reserves Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets. Under the terms of the Cash Reserves Contract, Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

        Under the terms of the Liquid Assets Contract, Mitchell Hutchins manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund will pay to Mitchell Hutchins a fee, computed daily and paid monthly. Where the services are provided directly by Mitchell Hutchins or an affiliate, the fees will be limited to reimbursement of Mitchell Hutchins' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Mitchell Hutchins arranges for an unaffiliated person to provide services, the fund will reimburse Mitchell Hutchins for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the fund will pay the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") Mitchell Hutchins has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These expenses are estimated amounts in addition to other expenses of the fund. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

        The Direct Expenses borne by the fund will include but not be limited to the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (11) expenses incurred on behalf of the fund by Mitchell Hutchins under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (15) all expenses incurred in connection with the trustees' services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

        General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by Mitchell Hutchins under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

        Under the Advisory and Administration Contracts, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

        NET ASSETS. The following table shows the approximate net assets as of October 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                 NET ASSETS
                                  INVESTMENT CATEGORY              ($MIL)

            Domestic (excluding Money Market)                     7,873.9
            Global....................................            4,651.4
            Equity/Balanced...........................            7,822.0
            Fixed Income (excluding Money Market).....            4,703.3
                    Taxable Fixed Income..............            3,233.7
                    Tax-Free Fixed Income............             1,469.6
            Money Market Funds........................           36,069.2


        PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance, and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

        DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust, which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously.

                             PORTFOLIO TRANSACTIONS

        The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

        For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

        Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

        Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

        ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Shares of the funds are offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A PaineWebber or Mitchell Hutchins client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by PaineWebber. Eligibility of participants is within the discretion of PaineWebber. In the event a client of PaineWebber leaves a program, the client may not continue to hold shares of the fund.

        Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

        Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

        SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

        The funds' net asset values per share are determined by the funds' custodian, State Street Bank and Trust Company, twice each business day at noon and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days when the New York Stock Exchange is open, except Columbus Day and Veterans Day. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

        Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

        The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

        In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

        The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

        TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

      P(1 + T)n   =  ERV
   where: P = a hypothetical initial payment of $1,000 to purchase shares T = average annual total return of shares n = number of years
              ERV =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

        Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

        Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

        CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

        The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

        Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

        OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance

Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

        The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

        The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investment would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

        To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

        DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

        VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

        The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

        PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."

        CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The funds' custodian, State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

        COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

        AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent accountants for the funds.

YOU SHOULD RELY ONLY ON THE  INFORMATION
CONTAINED  OR  REFERRED  TO IN A  FUND'S
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL  INFORMATION.  THE  FUNDS AND
THEIR  DISTRIBUTOR  HAVE NOT  AUTHORIZED
ANYONE TO PROVIDE  YOU WITH  INFORMATION            LIR Cash Reserves Fund
THAT IS DIFFERENT.  THE PROSPECTUSES AND            LIR Liquid Assets Fund
THIS STATEMENT OF ADDITIONAL INFORMATION
IS NOT AN  OFFER TO SELL  SHARES  OF THE
FUNDS  IN  ANY  JURISDICTION  WHERE  THE
FUNDS  OR  THEIR   DISTRIBUTOR  MAY  NOT
LAWFULLY SELL THOSE SHARES.


            -----------                      -----------------------------------
                                             Statement of Additional Information
                                                               December 22, 1999

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(C)1999 PaineWebber Incorporated.  All rights reserved.